Basis of preparation and basis of measurement of financial statements	12 Months Ended
Mar. 31, 2019
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Basis of preparation and basis of measurement of financial statements

2. Basis of preparation and basis of measurement of financial statements

a) Basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared in accordance with the accounting policies, set out below and were consistently applied to all periods presented unless otherwise stated.

These financial statements are approved for issue by the Board of Directors on July 14, 2019.

Certain comparative figures appearing in these consolidated financial statements have been regrouped and/or reclassified to better reflect the nature of those items.

The consolidated financial statements are presented in Indian Rupee (₹), the presentation currency of the Company. Solely for the convenience of readers, the consolidated financial statements as at and for the year ended March 31, 2019 have been translated into US dollars (“$”) at the noon buying rate of $ 1.00 = ₹ 69.1600 in the City of New York for cable transfers of Indian Rupee as certified for customs purposes by the Federal Reserve Bank of New York on March 29, 2019. No representation is made that the Indian Rupee amounts represent US dollar amounts or have been, could have been or could be converted into US dollars at such a rate or any other rate.

b) Restatement/Reclassification

A) Reclassifications

The Group has revised the presentation of the following line items in the statements of profit or loss for better presentation of its financial statements. This has no material impact on the financial statements.

(i) The Group has revised the presentation of forward premium relating to derivative instruments to present it along with the mark-to-market gain/ loss on these instruments, as these more appropriately reflect the substance of the forward premiums on derivative transactions. As a result of the change, forward premium expense amounting to ₹ 6,673 million and ₹ 5,709 million (March 31, 2019: ₹ 6,827 million ($ 99 million)) has been reclassified from ‘Finance cost’ to ‘Cost of sales’ for the comparative years ended March 31, 2017 and March 31, 2018 respectively. The net cash inflow from operating activities in the consolidated cash flow statements remains unchanged.

(ii) The classification of export incentives from government has also been revised to present it under ‘other operating income’, as the revised classification is more appropriate. As a result of the change, export incentives amounting to ₹ 2,563 million and ₹ 4,171 million has been reclassified from ‘revenue’ to ‘other operating income’ for the comparative year ended March 31, 2017 and March 31, 2018 respectively.

B) Restatements

(iii) In the comparative year ended March 31, 2018, the Group acquired equity stake in AvanStrate Inc. (ASI). As permitted by IFRS 3 (Business Combinations), the Group had used provisional fair values that were determined as at March 31, 2018 for consolidation. In the current year, these fair values were finalised. Hence, the comparative year amounts have been restated accordingly. Please Refer Note 4(b) for further details.

None of the above had any effect on the equity as at April 01, 2016 and April 01, 2017.

c) Basis of Measurement

The consolidated financial statements have been prepared on a going concern basis using historical cost convention and on an accrual method of accounting, except for certain financial assets and liabilities which are measured at fair value as explained in the accounting policies below.